S000040391 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	153 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index and 19% MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	7.67%		8.98%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
C000125450 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.75%	5.83%		6.95%
Performance Inception Date					Apr. 12, 2013
C000205759 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.97%	6.09%		7.13%
Performance Inception Date			Feb. 20, 2019